Condensed Consolidated Statements of Equity Statement - USD ($) $ in Thousands	Total	Preferred Shares [Member]	Preferred Shares, Amount [Member]	Common Shares [Member]	Common Shares, Amount [Member]	AOCI [Member]	Accumulated Deficit [Member]
Preferred Shares, Outstanding at Dec. 31, 2020		9,355,778
Preferred Shares, Value, Issued at Dec. 31, 2020			$ 11,769
Common Stock, Shares, Outstanding, period start at Dec. 31, 2020				7,867,186
Total Shareholders' Equity (Deficit) at Dec. 31, 2020	$ 5,009				$ 192,406	$ (1,791)	$ (197,375)
Preferred stock converted to common stock		(2,495,300)
Preferred stock converted to common stock value			(2,482)
Convertible Preferred Stock, Shares Issued upon Conversion				2,532,798
Conversion of preferred shares	0				2,482
Shares issued (in shares)				235,000
Stock Issued During Period, Value, New Issues	597				597
Shares Issued During Period, Shares, Issued for Services				351,880
Shares Issued During Period, Value, Issued for Services	921				921
Shares Issued, Warrants Exercised				743,820
Adjustments to Additional Paid in Capital, Warrant Issued	478				478
Other Comprehensive Income (Loss), Net of Tax	4					4
Net Loss	(2,372)						(2,372)
Dividends, Preferred Stock	(193)						(193)
Preferred Shares, Outstanding at Mar. 31, 2021		6,860,478
Preferred Shares, Value, Issued at Mar. 31, 2021			9,287
Common Stock, Shares, Outstanding, period end at Mar. 31, 2021				11,730,684
Total Shareholders' Equity (Deficit) at Mar. 31, 2021	$ 4,444				196,884	(1,787)	(199,940)
Preferred Shares, Outstanding at Dec. 31, 2021		96,000
Preferred Shares, Value, Issued at Dec. 31, 2021			42,350
Common Stock, Shares, Outstanding, period start at Dec. 31, 2021	63,566,403			63,566,403
Total Shareholders' Equity (Deficit) at Dec. 31, 2021	$ 269,626				444,265	(1,794)	(215,195)
Shares Issued During Period, Shares, Issued for Services				950,000
Shares Issued During Period, Value, Issued for Services	1,957				1,957
Share-based Compensation	117				117
Other Comprehensive Income (Loss), Net of Tax	9					9
Net Loss	$ (14,647)						(14,647)
Preferred Shares, Outstanding at Mar. 31, 2022	96,000	96,000
Preferred Shares, Value, Issued at Mar. 31, 2022			$ 42,350
Common Stock, Shares, Outstanding, period end at Mar. 31, 2022	64,516,403			64,516,403
Total Shareholders' Equity (Deficit) at Mar. 31, 2022	$ 257,062				$ 446,339	$ (1,785)	$ (229,842)